INCOME TAXES (Details) - The income tax provision (benefit) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current
Deferred	(1,463,191)	(2,246,450)
State and local:
Current
Deferred
Current Income Tax Expense (Benefit), Total	(1,463,191)	(2,246,450)
Change in valuation allowance	1,463,191	2,246,450
Income tax provision (benefit)